SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net of allowance for doubtful accounts
Accounts receivable	¥ 6,440	$ 961	¥ 6,699
Allowance for doubtful accounts	(1,396)	(208)	(1,145)	$ (171)	¥ (304)
Balance at end of period	¥ 5,044	$ 753	¥ 5,554